FEDERATED STOCK AND BOND FUND, INC.
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS K SHARES
------------------------------------------------------------------------------
Supplement to the Statement of Additional Information dated January 31, 2004.

Under the heading entitled "Securities in Which the Fund Invests", please add the following immediately before the section entitled Asset-Backed Securities:

     NON-GOVERNMENTAL MORTGAGE-BACKED SECURITIES

     Non-governmental  mortgage-backed  securities  (including non- governmental
     CMOs) are issued by private entities, rather than by U.S. government agencies. The non-governmental mortgage-backed securities in which the Fund invests will be treated as mortgage related asset-backed securities. These securities involve credit risks and liquidity risks.



                                                                 August 31, 2004



Cusip 313911109
Cusip 313911208
Cusip 313911307
Cusip 313911406
31117 (8/04)